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  							       File No. 33-76894
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                   March 1, 2013

                         PIONEER EMERGING MARKETS FUND

   SUPPLEMENT TO THE APRIL 1, 2012 SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY
                          BE AMENDED FROM TIME TO TIME

FUND SUMMARY

The following replaces the information in the "Management" chart in the section entitled "Fund summary":

PORTFOLIO MANAGEMENT     Mauro Ratto, Head of Emerging Markets at Pioneer
                         (portfolio manager of the fund since March 2013), Marco Mencini, Head of European and Emerging
			 Markets Equity Research at Pioneer (portfolio manager of the fund since March 2013), and Andrea
                         Salvatori, Senior Equity Portfolio Manager
			 Pioneer (portfolio manager of the fund since
			 March 2013)



                                                                   26459-00-0313
                                         (C)2013 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC